Other Balance Sheet Components - Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 11,668	$ 11,698
Accumulated Amortization	(4,681)	(2,634)
Net Carrying Amount	$ 6,987	$ 9,064
Weighted Average Remaining Life (years)	3 years 3 months 18 days	3 years 7 months 6 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,068	$ 7,068
Accumulated Amortization	(3,451)	(2,167)
Net Carrying Amount	$ 3,617	$ 4,901
Weighted Average Remaining Life (years)	3 years	4 years
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 4,600	$ 4,600
Accumulated Amortization	(1,230)	(460)
Net Carrying Amount	$ 3,370	$ 4,140
Weighted Average Remaining Life (years)	3 years 8 months 12 days	4 years 8 months 12 days
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 30
Accumulated Amortization		(7)
Net Carrying Amount		$ 23
Weighted Average Remaining Life (years)		1 year 8 months 12 days